Variable Interest Entities and Securitizations	12 Months Ended
Mar. 31, 2011
Variable Interest Entities and Securitizations

(4) Variable Interest Entities and Securitizations

Honda considers its involvement with a variable interest entity (VIE) under the FASB Accounting Standards Codification (ASC) 810 “Consolidation”. This standard prescribes that the reporting entity shall consolidate a VIE as its primary beneficiary when it deemed to have a controlling financial interest in a VIE, meeting both of the following characteristics:

(a)	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance.

(b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Information about the impact of the adoption of these standards is described in note 1(c).

Variable Interest Entities

The finance subsidiaries of the Company periodically securitize for liquidity and funding purposes and transfer finance receivables to the trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company has consolidated these trusts, as it deemed to have controlling financial interests in these trusts.

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Finance subsidiaries-receivables, net	¥351,386	¥500,208
Restricted cash *[1]	5,653	7,931
Other assets	1,232	1,688

Total assets	¥358,271	¥509,827

Secured debt *[2]	¥348,684	¥495,695
Other liabilities	257	532

Total liabilities	¥348,941	¥496,227

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There is no VIE in which Honda holds a significant variable interest but is not the primary beneficiary as of March 31, 2010 and 2011.

Securitizations

The finance subsidiaries of the Company periodically securitized finance receivables subject to limited recourse provisions. The amounts of securitization transactions entered into during fiscal year 2009 and 2010 qualified for sale accounting treatment are approximately ¥428,642 million and ¥13,346 million, respectively. Pre-tax net gains or losses on such sales resulted in a loss of ¥8,371 million in fiscal years 2009, which are included in loss on sale of receivables. There is no gain or loss recognized on such sales in fiscal year 2010. Securitization transactions entered into during fiscal year 2011 did not qualify for sale accounting treatment.

Honda adopted ASU2009-16 and 17, effective April 1, 2010. As a result, all securitizations including those entered into during prior years were accounted for as secured financing transactions during the fiscal year 2011.

The following disclosures are related to securitization transactions which previously qualified for sale accounting treatment.

Retained interests in securitizations were comprised of the following at March 31, 2010 and 2011:

	Yen (millions)
	2010	2011
Subordinated certificates	¥19,556	¥—
Residual interests	7,999	—

Total	¥27,555	¥—

Key economic assumptions used in initially estimating the fair values at the date of the securitizations during each of the years in the three-year period ended March 31, 2011 are as follows:

	2009	2010	2011
Weighted average life (years)	1.22 to 1.53	—	—
Prepayment speed	1.30%	—	—
Expected credit losses	0.27% to 1.32%	—	—
Residual cash flows discount rate	6.53% to 40.13%	—	—

At March 31, 2010 and 2011, the significant assumptions used in estimating the retained interest in securitizations are as follows:

	Weighted average assumption
	2010	2011
Prepayment speed	1.31%	—
Expected credit losses	0.44%	—
Residual cash flows discount rate	6.53%	—

The following table presents quantitative information about balances of outstanding securitized portfolios as of March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Securitized receivables
Retail	¥263,222	¥—